Summary of Significant Accounting Policies (Details) - Schedule of Accumulated Amortization and Amortization Expense - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule Of Accumulated Amortization And Amortization Expense Abstract
2023	$ 192,436	$ 174,741
2024	189,019	174,035
2025	171,684	170,618
2026	168,006	153,283
2027		149,605
Thereafter	1,180,852	1,175,551
Total	$ 1,951,367	$ 1,997,833